Financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,391	5,888	0		135,871

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,932	3,192	0		29,125

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,664	7,746	485	0		74,895

Derivatives	3,428	823,016	6,650	(799,886)		33,208

of which interest rate products	703	698,297	1,859	–		–

of which foreign exchange products	1	62,717	754	–		–

of which equity/index-related products	2,538	25,820	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,203	2,736	2,486	0		12,425

Trading assets	132,887	907,889	15,509	(799,886)		256,399

Debt	2,066	1,168	169	0		3,403

of which foreign governments	1,583	1	21	0		1,605

of which corporates	0	720	125	0		845

of which CDO	0	447	23	0		470

Equity	4	90	1	0		95

Investment securities	2,070	1,258	170	0		3,498

Private equity	0	0	3,958	0		3,958

of which equity funds	0	0	2,633	0		2,633

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,243	0		2,583

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,184	0		8,994

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,912	5,164	(240)		37,275

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	170,344	1,065,207	35,689	(800,126)		471,114

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	170,104	1,056,339	29,652	(800,126)		455,969

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,413	0	0		3,413

Customer deposits	0	4,618	25	0		4,643

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,014	196	0		32,992

of which foreign governments	25,623	1,476	0	0		27,099

of which corporates	0	5,030	196	0		5,226

Equity	17,912	389	6	0		18,307

Derivatives	3,173	834,228	5,154	(803,038)		39,517

of which interest rate products	628	693,430	1,357	–		–

of which foreign exchange products	1	76,963	1,648	–		–

of which equity/index-related products	2,305	27,684	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	46,867	841,631	5,356	(803,038)		90,816

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	55,068	10,098	0		65,384

of which treasury debt over two years	0	10,565	0	0		10,565

of which structured notes over two years	0	22,543	6,189	0		28,732

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,399	2,848	(376)		26,871

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,762	1,042,670	18,451	(803,414)		334,469

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,241	52,766	10,028	0		145,035

of which foreign governments	61,507	8,123	358	0		69,988

of which corporates	340	27,622	5,076	0		33,038

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,398	9,039	467	0		66,904

Derivatives	6,455	909,156	9,587	(872,650)		52,548

of which interest rate products	2,017	724,203	2,547	–		–

of which foreign exchange products	1	75,091	1,040	–		–

of which equity/index-related products	3,929	32,734	2,732	–		–

of which credit derivatives	0	61,120	2,171	–		–

Other	9,235	3,635	2,196	0		15,066

Trading assets	155,329	974,596	22,278	(872,650)		279,553

Debt	3,649	1,315	102	0		5,066

of which foreign governments	3,302	0	18	0		3,320

of which corporates	0	748	43	0		791

of which CDO	0	566	41	0		607

Equity	9	83	0	0		92

Investment securities	3,658	1,398	102	0		5,158

Private equity	0	0	4,306	0		4,306

of which equity funds	0	0	3,136	0		3,136

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	424	50	2,504	0		2,978

of which private	0	40	2,504	0		2,544

Life finance instruments	0	0	1,969	0		1,969

Other investments	424	282	9,045	0		9,751

Loans	0	13,852	6,842	0		20,694

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	23,050	7,469	(205)		35,765

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,914	1,174,998	47,203	(872,855)		540,260

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,619	1,165,595	39,256	(872,855)		522,615

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,721	0	0		2,721

Customer deposits	0	4,599	0	0		4,599

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,681	9,301	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,251	7,315	(873,684)		60,165

of which interest rate procucts	1,941	717,248	1,588	–		–

of which foreign exchange products	1	91,846	2,836	–		–

of which equity/index-related products	3,809	37,018	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,088	930,013	7,343	(873,684)		127,760

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	57,529	12,715	0		70,366

of which treasury debt over two years	0	14,228	0	0		14,228

of which structured notes over two years	0	19,692	7,576	0		27,268

of which non-recourse liabilities	122	10,564	3,585	0		14,271

Other liabilities	0	27,536	3,891	(335)		31,092

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,262	1,166,138	24,378	(874,019)		406,759

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	10,028	2,312	(5,035)	7,479	(8,826)	0	0	72		129	(4)		0	(267)	5,888

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,587	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(195)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,171	592	(544)	0	0	161	(914)	43		(179)	0		0	(36)	1,294

Other	2,196	179	(366)	2,842	(2,290)	0	0	2		(3)	0		0	(74)	2,486

Trading assets	22,278	4,375	(7,676)	10,698	(11,727)	1,007	(3,262)	134		226	(4)		0	(540)	15,509

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	7,076	4	(61)	880	(1,918)	0	0	0		2	0		567	(184)	6,366

Life finance instruments	1,969	0	0	102	(274)	0	0	0		72	0		0	(51)	1,818

Other investments	9,045	4	(61)	982	(2,192)	0	0	0		74	0		567	(235)	8,184

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	47,203	7,493	(11,516)	15,301	(18,594)	5,795	(10,228)	277		602	(4)		547	(1,187)	35,689

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,891	246	(315)	321	(1,322)	2	(219)	(15)		74	0		279	(94)	2,848

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,378	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		279	(589)	18,451

Net assets/liabilities at fair value	22,825	3,314	(5,090)	14,886	(16,926)	612	(1,035)	(38)		(980)	0		268	(598)	17,238

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(11)	0	0	55	(45)	0		4	0		0	4	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	11,013	3,405	(3,043)	10,382	(11,218)	0	0	1		(467)	0		0	(45)	10,028

of which corporates	3,803	931	(706)	5,484	(4,574)	0	0	34		49	0		0	55	5,076

of which RMBS	3,264	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(97)	1,786

of which CMBS	1,861	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(7)	1,517

of which CDO	1,135	370	(625)	712	(907)	0	0	16		33	0		0	(7)	727

Equity	622	309	(515)	726	(668)	0	0	35		(47)	0		0	5	467

Derivatives	8,719	2,998	(2,311)	0	0	777	(3,085)	22		2,436	0		0	31	9,587

of which interest rate products	2,072	815	(142)	0	0	133	(599)	13		266	0		0	(11)	2,547

of which equity/index-related products	2,300	665	(796)	0	0	272	(184)	(21)		455	0		0	41	2,732

of which credit derivatives	2,725	1,216	(1,267)	0	0	85	(2,051)	31		1,453	0		0	(21)	2,171

Other	2,018	194	(433)	2,806	(2,300)	0	(43)	(7)		(67)	0		0	28	2,196

Trading assets	22,372	6,906	(6,302)	13,914	(14,186)	777	(3,128)	51		1,855	0		0	19	22,278

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,591	26	(74)	1,013	(4,720)	0	0	0		30	0		1,271	(61)	7,076

Life finance instruments	1,844	0	0	79	(83)	0	0	0		116	0		0	13	1,969

Other investments	11,435	26	(74)	1,092	(4,803)	0	0	0		146	0		1,271	(48)	9,045

Loans	6,258	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(7)	6,842

of which commercial and industrial loans	3,558	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	28	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,932	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(57)	6,901

Total assets at fair value	50,660	14,893	(14,766)	21,169	(25,519)	4,885	(6,964)	(37)		1,720	0		1,253	(91)	47,203

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,200	1,276	(2,062)	214	(290)	502	(1,928)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,341	91	(45)	0	0	2	(193)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,941	48	(135)	0	0	17	(704)	7		655	0		0	7	2,836

of which equity/index-related derivatives	2,940	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(65)	1,022

of which credit derivatives	1,256	949	(1,072)	0	0	136	(414)	19		622	0		0	24	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,797	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(120)	12,715

of which structured notes over two years	9,488	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(82)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,734	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,891

of which failed sales	1,849	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(5)	1,909

Total liabilities at fair value	30,361	9,550	(11,283)	504	(727)	7,092	(10,991)	(11)		(74)	0		128	(171)	24,378

Net assets/liabilities at fair value	20,299	5,343	(3,483)	20,665	(24,792)	(2,207)	4,027	(26)		1,794	0		1,125	80	22,825

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,018)	268	(750)	[1]	1,768	1,125	2,893	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(82)	(1,291)		546	(32)	514

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,888

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

Equity	485

of which	237	Market comparable	EBITDA multiple		3	12

of which	26	Discounted cash flow	Capitalization rate, in %		7	7

Derivatives	6,650

of which interest rate products	1,859	Option model	Correlation, in %		17	100

			Prepayment rate, in %		2	45

			Volatility, in %		(5)	31

			Credit spread, in bp		34	157

of which equity/index-related products	1,920	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

of which credit derivatives	1,294	Discounted cash flow	Credit spread, in bp		1	5,843

			Recovery rate, in %		0	75

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Loss severity, in %		0	100

			Correlation, in %		30	97

			Prepayment rate, in %		0	40

Other	2,486

of which	1,891	Market comparable	Price, in %		0	103

of which	564	Discounted cash flow	Life expectancy, in years		4	20

Trading assets	15,509

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Investment securities	170	–		–		–		–

Private equity	3,958	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,243

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,184

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,689

1 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.

Quantitative information about level 3 liabilities at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,848

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,451

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	69		364		433	157

Equity funds	3		43		46	0

Others	3		153		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,633		0		2,633	724

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equities	3,958		0		3,958	1,070

Equity method investments	385		0		385	0

Total funds held in other investments	4,418		560		4,978	1,273

Total fair value	4,597	[3]	4,297	[4]	8,894	1,273	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	3,136		0		3,136	954

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equities	4,306		0		4,306	1,403

Equity method investments	360		0		360	0

Total funds held in other investments	4,733		431		5,164	1,677

Total fair value	4,818	[3]	5,278	[4]	10,096	1,677	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,694	21,382	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(65,384)	(66,998)	1,614	(70,366)	(79,475)	9,109

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,905)	[2]	2,342	[2]	(6,162)	[2]

of which related to credit risk [4]	(2,552)		1,909		273

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (1,663) million and CHF (931) million in 2012, respectively, CHF 1,210 million and CHF 697 million in 2011, respectively, and CHF 341 million and CHF (73) million in 2010, respectively.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,791	0	69,764	27	69,791

Loans	218,281	0	221,030	4,482	225,512

Other financial assets [1]	132,147	63,900	66,798	1,772	132,470

Financial liabilities (CHF million)

Due to banks and deposits	331,270	200,838	130,313	9	331,160

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	14,128	0	14,131	0	14,131

Long-term debt	82,750	0	79,846	4,546	84,392

Other financial liabilities [2]	89,361	0	88,121	1,171	89,292

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,290	78,290

Loans	208,963	213,228

Other financial assets [1]	186,294	186,333

Financial liabilities (CHF million)

Due to banks and deposits	346,228	346,147

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	92,289	89,172

Other financial liabilities [2]	96,844	96,844

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Cash and due from banks	0	569	0	0		569

Interest-bearing deposits with banks	0	627	0	0		627

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Securities received as collateral	29,677	368	0	0		30,045

Debt	55,592	74,392	5,830	0		135,814

of which foreign governments	53,918	11,032	79	0		65,029

of which corporates	1	25,933	3,192	0		29,126

of which RMBS	0	30,392	724	0		31,116

of which CMBS	0	4,335	1,023	0		5,358

of which CDO	0	2,620	447	0		3,067

Equity	66,715	7,745	485	0		74,945

Derivatives	3,428	823,181	6,650	(799,843)		33,416

of which interest rate products	703	698,494	1,859	–		–

of which foreign exchange products	1	62,619	754	–		–

of which equity/index-related products	2,538	25,885	1,920	–		–

of which credit derivatives	0	29,274	1,294	–		–

Other	7,205	2,736	2,486	0		12,427

Trading assets	132,940	908,054	15,451	(799,843)		256,602

Debt	1,334	341	169	0		1,844

of which foreign governments	1,333	1	21	0		1,355

of which corporates	0	340	125	0		465

of which CDO	0	0	24	0		24

Equity	4	90	1	0		95

Investment securities	1,338	431	170	0		1,939

Private equity	0	0	3,855	0		3,855

of which equity funds	0	0	2,530	0		2,530

Hedge funds	0	470	165	0		635

of which debt funds	0	349	84	0		433

Other equity investments	271	69	2,244	0		2,584

of which private	0	61	2,245	0		2,306

Life finance instruments	0	0	1,818	0		1,818

Other investments	271	539	8,082	0		8,892

Loans	0	13,381	6,619	0		20,000

of which commercial and industrial loans	0	6,191	4,778	0		10,969

of which financial institutions	0	5,934	1,530	0		7,464

Other intangible assets (mortgage servicing rights)	0	0	43	0		43

Other assets	5,439	26,802	5,164	(146)		37,259

of which loans held-for-sale	0	14,899	4,463	0		19,362

Total assets at fair value	169,665	1,064,435	35,529	(799,989)		469,640

Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)

Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	169,425	1,055,567	29,492	(799,989)		454,495

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,431	0	0		3,431

Customer deposits	0	4,601	25	0		4,626

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784

Debt	92	350	0	0		442

of which corporates	0	320	0	0		320

Equity	29,585	18	0	0		29,603

Obligation to return securities received as collateral	29,677	368	0	0		30,045

Debt	25,782	7,015	196	0		32,993

of which foreign governments	25,624	1,476	0	0		27,100

of which corporates	0	5,030	196	0		5,226

Equity	18,109	389	6	0		18,504

Derivatives	3,174	834,413	5,154	(803,147)		39,594

of which interest rate products	628	693,525	1,357	–		–

of which foreign exchange products	1	76,988	1,648	–		–

of which equity/index-related products	2,305	27,749	1,003	–		–

of which credit derivatives	0	28,952	819	–		–

Trading liabilities	47,065	841,817	5,356	(803,147)		91,091

Short-term borrowings	0	4,389	124	0		4,513

Long-term debt	218	54,458	10,098	0		64,774

of which treasury debt over two years	0	10,567	0	0		10,567

of which structured notes over two years	0	22,545	6,189	0		28,734

of which non-recourse liabilities	218	11,006	2,551	0		13,775

Other liabilities	0	24,235	2,847	(283)		26,799

of which failed sales	0	2,523	1,160	0		3,683

Total liabilities at fair value	76,960	1,042,083	18,450	(803,430)		334,063

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	405	0	0		405

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	157,469	1,204	0		158,673

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Securities received as collateral	26,052	3,946	193	0		30,191

Debt	82,237	52,783	9,941	0		144,961

of which foreign governments	61,506	8,123	358	0		69,987

of which corporates	337	27,639	5,076	0		33,052

of which RMBS	19,331	5,848	1,786	0		26,965

of which CMBS	0	4,556	1,517	0		6,073

of which CDO	0	6,570	727	0		7,297

Equity	57,481	9,038	467	0		66,986

Derivatives	6,455	909,261	9,588	(872,569)		52,735

of which interest rate products	2,017	724,413	2,547	–		–

of which foreign exchange products	1	74,950	1,040	–		–

of which equity/index-related products	3,929	32,770	2,732	–		–

of which credit derivatives	0	61,120	2,172	–		–

Other	9,235	3,636	2,195	0		15,066

Trading assets	155,408	974,718	22,191	(872,569)		279,748

Debt	3,010	446	102	0		3,558

of which foreign governments	3,010	0	18	0		3,028

of which corporates	0	309	43	0		352

of which CDO	0	136	41	0		177

Equity	9	83	0	0		92

Investment securities	3,019	529	102	0		3,650

Private equity	0	0	4,143	0		4,143

of which equity funds	0	0	2,973	0		2,973

Hedge funds	0	232	266	0		498

of which debt funds	0	154	172	0		326

Other equity investments	403	50	2,490	0		2,943

of which private	0	40	2,490	0		2,530

Life finance instruments	0	0	1,968	0		1,968

Other investments	403	282	8,867	0		9,552

Loans	0	13,851	6,842	0		20,693

of which commercial and industrial loans	0	7,591	4,559	0		12,150

of which financial institutions	0	5,480	2,179	0		7,659

Other intangible assets (mortgage servicing rights)	0	0	70	0		70

Other assets	5,451	22,951	7,469	(205)		35,666

of which loans held-for-sale	0	12,104	6,901	0		19,005

Total assets at fair value	190,333	1,174,151	46,938	(872,774)		538,648

Less other investments - equity at fair value attributable to noncontrolling interests	(295)	(99)	(3,944)	0		(4,338)

Less assets consolidated under ASU 2009-17 [2]	0	(9,304)	(4,003)	0		(13,307)

Assets at fair value excluding noncontrolling interests and assets not consolidated under the Basel framework	190,038	1,164,748	38,991	(872,774)		521,003

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted assets under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2011	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	2,737	0	0		2,737

Customer deposits	0	4,583	0	0		4,583

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	136,483	0	0		136,483

Debt	94	3,895	112	0		4,101

of which corporates	0	3,835	112	0		3,947

Equity	25,958	51	81	0		26,090

Obligation to return securities received as collateral	26,052	3,946	193	0		30,191

Debt	38,680	9,302	21	0		48,003

of which foreign governments	38,622	829	0	0		39,451

of which corporates	6	7,591	13	0		7,610

Equity	19,124	461	7	0		19,592

Derivatives	6,283	920,612	7,315	(873,996)		60,214

of which interest rate products	1,941	717,436	1,588	–		–

of which foreign exchange products	1	91,984	2,836	–		–

of which equity/index-related products	3,809	37,054	1,022	–		–

of which credit derivatives	0	58,497	1,520	–		–

Trading liabilities	64,087	930,375	7,343	(873,996)		127,809

Short-term borrowings	0	3,311	236	0		3,547

Long-term debt	122	55,199	12,715	0		68,036

of which treasury debt over two years	0	13,191	0	0		13,191

of which structured notes over two years	1	19,694	7,576	0		27,271

of which non-recourse liabilities	121	10,564	3,585	0		14,270

Other liabilities	0	27,387	3,890	(335)		30,942

of which failed sales	0	3,821	1,909	0		5,730

Total liabilities at fair value	90,261	1,164,021	24,377	(874,331)		404,328

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2
2012	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2

Assets (CHF million)

Debt	318	23,632

Equity	209	650

Derivatives	5,510	20

Trading assets	6,037	24,302

Liabilities (CHF million)

Debt	87	34

Equity	100	226

Derivatives	6,441	72

Trading liabilities	6,628	332

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues

2012	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	(1,174)	0		(28)	0		0	(2)	0

Securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Debt	9,941	2,312	(5,035)	7,479	(8,793)	0	0	72		129	(4)		0	(271)	5,830

of which corporates	5,076	1,113	(3,609)	5,210	(4,745)	0	0	49		278	(4)		0	(176)	3,192

of which RMBS	1,786	831	(958)	937	(1,924)	0	0	18		60	0		0	(26)	724

of which CMBS	1,517	188	(262)	664	(809)	0	0	(4)		(228)	0		0	(43)	1,023

of which CDO	727	158	(121)	483	(851)	0	0	(4)		67	0		0	(12)	447

Equity	467	419	(100)	377	(611)	0	0	0		(63)	0		0	(4)	485

Derivatives	9,588	1,465	(2,175)	0	0	1,007	(3,262)	60		163	0		0	(196)	6,650

of which interest rate products	2,547	168	(686)	0	0	303	(976)	47		515	0		0	(59)	1,859

of which equity/index-related products	2,732	681	(844)	0	0	346	(844)	(31)		(56)	0		0	(64)	1,920

of which credit derivatives	2,172	592	(544)	0	0	161	(914)	43		(179)	0		0	(37)	1,294

Other	2,195	179	(366)	2,842	(2,290)	0	0	2		(4)	0		0	(72)	2,486

Trading assets	22,191	4,375	(7,676)	10,698	(11,694)	1,007	(3,262)	134		225	(4)		0	(543)	15,451

Investment securities	102	0	0	94	(17)	0	0	0		0	0		0	(9)	170

Equity	6,899	4	(61)	757	(1,789)	0	0	0		2	0		620	(168)	6,264

Life finance instruments	1,968	0	0	102	(274)	0	0	0		72	0		0	(50)	1,818

Other investments	8,867	4	(61)	859	(2,063)	0	0	0		74	0		620	(218)	8,082

Loans	6,842	605	(642)	509	(1,286)	4,490	(3,473)	15		(250)	0		0	(191)	6,619

of which commercial and industrial loans	4,559	537	(391)	275	(469)	3,084	(2,773)	15		76	0		0	(135)	4,778

of which financial institutions	2,179	64	(248)	218	(745)	1,078	(672)	(1)		(293)	0		0	(50)	1,530

Other intangible assets	70	0	0	11	(16)	0	0	0		0	0		(20)	(2)	43

Other assets	7,469	2,509	(2,949)	3,007	(3,356)	298	(2,319)	128		580	0		0	(203)	5,164

of which loans held-for-sale [2]	6,901	2,471	(2,948)	2,801	(3,182)	298	(2,319)	127		486	0		0	(172)	4,463

Total assets at fair value	46,938	7,493	(11,516)	15,178	(18,432)	5,795	(10,228)	277		601	(4)		600	(1,173)	35,529

Liabilities (CHF million)

Customer deposits	0	0	0	0	0	25	0	0		0	0		0	0	25

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	0	0	0	0	0		0	0		0	0	0

Obligation to return securities received as collateral	193	0	(188)	0	0	0	0	0		0	0		0	(5)	0

Trading liabilities	7,343	1,294	(1,783)	94	(346)	853	(2,599)	151		505	0		0	(156)	5,356

of which interest rate derivatives	1,588	230	(754)	0	0	115	(194)	75		340	0		0	(43)	1,357

of which foreign exchange derivatives	2,836	3	(178)	0	0	1	(1,037)	24		48	0		0	(49)	1,648

of which equity/index-related derivatives	1,022	132	(262)	0	0	537	(315)	(16)		(61)	0		0	(34)	1,003

of which credit derivatives	1,520	700	(571)	0	0	88	(939)	79		(36)	0		0	(22)	819

Short-term borrowings	236	23	(96)	0	0	288	(332)	(3)		14	0		0	(6)	124

Long-term debt	12,715	2,616	(4,044)	0	0	4,015	(6,043)	182		989	(4)		0	(328)	10,098

of which structured notes over two years	7,576	789	(1,668)	0	0	1,925	(2,867)	32		604	(4)		0	(198)	6,189

of which non-recourse liabilities	3,585	1,701	(2,225)	0	0	1,473	(2,312)	144		275	0		0	(90)	2,551

Other liabilities	3,890	246	(315)	321	(1,322)	2	(219)	(15)		74	0		278	(93)	2,847

of which failed sales	1,909	136	(47)	302	(1,260)	0	0	0		153	0		0	(33)	1,160

Total liabilities at fair value	24,377	4,179	(6,426)	415	(1,668)	5,183	(9,193)	315		1,582	(4)		278	(588)	18,450

Net assets/liabilities at fair value	22,561	3,314	(5,090)	14,763	(16,764)	612	(1,035)	(38)		(981)	0		322	(585)	17,079

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period. 2 Includes unrealized gains recorded in trading revenues of CHF 307 million primarily related to sub-prime exposures in the RMBS and CMBS businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues

2011	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Interest-bearing deposits with banks	0	0	(24)	27	0	0	0	(1)		(2)	0		0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,196	0	(11)	0	0	55	(45)	0		4	0		0	5	1,204

Securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Debt	10,887	3,405	(3,043)	10,382	(11,178)	0	0	1		(467)	0		0	(46)	9,941

of which corporates	3,805	931	(706)	5,484	(4,573)	0	0	34		49	0		0	52	5,076

of which RMBS	3,265	1,704	(1,277)	2,820	(4,230)	0	0	(37)		(361)	0		0	(98)	1,786

of which CMBS	1,862	324	(237)	831	(1,072)	0	0	(2)		(181)	0		0	(8)	1,517

of which CDO	1,134	370	(625)	712	(907)	0	0	16		33	0		0	(6)	727

Equity	623	309	(515)	726	(668)	0	0	35		(47)	0		0	4	467

Derivatives	8,720	2,998	(2,311)	0	0	778	(3,085)	22		2,436	0		0	30	9,588

of which interest rate products	2,071	815	(142)	0	0	133	(599)	13		266	0		0	(10)	2,547

of which equity/index-related products	2,298	666	(796)	0	0	272	(184)	(21)		455	0		0	42	2,732

of which credit derivatives	2,724	1,216	(1,267)	0	0	86	(2,051)	31		1,452	0		0	(19)	2,172

Other	2,016	195	(434)	2,806	(2,300)	0	(43)	(7)		(68)	0		0	30	2,195

Trading assets	22,246	6,907	(6,303)	13,914	(14,146)	778	(3,128)	51		1,854	0		0	18	22,191

Investment securities	79	2	0	48	(18)	0	(4)	0		0	0		0	(5)	102

Equity	9,346	26	(74)	986	(4,605)	0	0	0		30	0		1,255	(65)	6,899

Life finance instruments	1,843	0	0	79	(83)	0	0	0		116	0		0	13	1,968

Other investments	11,189	26	(74)	1,065	(4,688)	0	0	0		146	0		1,255	(52)	8,867

Loans	6,256	1,560	(1,367)	1,335	(978)	2,483	(2,338)	18		(122)	0		0	(5)	6,842

of which commercial and industrial loans	3,559	1,411	(854)	447	(521)	1,984	(1,494)	2		(2)	0		0	27	4,559

of which financial institutions	2,195	149	(240)	836	(353)	371	(608)	(1)		(143)	0		0	(27)	2,179

Other intangible assets	66	0	0	23	0	0	0	0		0	0		(19)	0	70

Other assets	9,253	6,198	(6,988)	4,730	(5,534)	1,570	(1,442)	(105)		(161)	0		1	(53)	7,469

of which loans held-for-sale	8,933	5,988	(6,974)	4,426	(5,180)	1,569	(1,443)	(105)		(255)	0		0	(58)	6,901

Total assets at fair value	50,285	14,894	(14,767)	21,142	(25,364)	4,886	(6,964)	(37)		1,719	0		1,237	(93)	46,938

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(293)	0	0	0	(199)	(4)		0	0		0	(11)	0

Obligation to return securities received as collateral	0	201	0	0	0	0	(7)	0		0	0		0	(1)	193

Trading liabilities	9,201	1,276	(2,062)	214	(290)	502	(1,929)	203		259	0		0	(31)	7,343

of which interest rate derivatives	1,342	91	(45)	0	0	2	(194)	(4)		383	0		0	13	1,588

of which foreign exchange derivatives	2,940	48	(135)	0	0	17	(704)	7		655	0		0	8	2,836

of which equity/index-related derivatives	2,939	113	(716)	0	0	153	(348)	181		(1,236)	0		0	(64)	1,022

of which credit derivatives	1,255	949	(1,072)	0	0	136	(414)	19		622	0		0	25	1,520

Short-term borrowings	123	64	(23)	0	0	320	(229)	1		(24)	0		0	4	236

Long-term debt	16,798	7,346	(8,522)	0	0	6,253	(8,383)	(166)		(490)	0		0	(121)	12,715

of which structured notes over two years	9,486	1,911	(2,109)	0	0	2,921	(3,566)	(55)		(932)	0		0	(80)	7,576

of which non-recourse liabilities	6,825	5,187	(6,213)	0	0	2,609	(4,393)	(117)		(215)	0		0	(98)	3,585

Other liabilities	3,733	663	(383)	290	(437)	17	(245)	(45)		181	0		128	(12)	3,890

of which failed sales	1,848	607	(345)	237	(403)	0	0	(11)		(20)	0		0	(4)	1,909

Total liabilities at fair value	30,362	9,550	(11,283)	504	(727)	7,092	(10,992)	(11)		(74)	0		128	(172)	24,377

Net assets/liabilities at fair value	19,923	5,344	(3,484)	20,638	(24,637)	(2,206)	4,028	(26)		1,793	0		1,109	79	22,561

1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
	2012				2011

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	(1,019)	322	(697)	[1]	1,767	1,109	2,876	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,209)	(23)	(1,232)		546	(116)	430

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Debt	5,830

of which corporates	3,192

of which	754	Option model	Correlation, in %		(87)	97

			Buyback probability, in %	[1]	50	100

of which	797	Market comparable	Price, in %		0	146

of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439

of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50

			Prepayment rate, in %		0	55

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12

			Internal rate of return, in %		9	15

			Discount rate, in %		2	35

			Prepayment rate, in %		0	10

			Default rate, in %		0	40

			Loss severity, in %		0	90

of which CDO	447

of which	193	Vendor price	Price, in %		0	102

of which	123	Discounted cash flow	Discount rate, in %		2	35

			Prepayment rate, in %		0	40

			Default rate, in %		0	25

			Loss severity, in %		0	100

of which	78	Market comparable	Price, in %		80	93

1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value

CHF million, except where indicated

Equity	485

of which	237	Market comparable		EBITDA multiple		3		12

of which	26	Discounted cash flow		Capitalization rate, in %		7		7

Derivatives	6,650

of which interest rate products	1,859	Option model		Correlation, in %		17		100

				Prepayment rate, in %		2		45

				Volatility, in %		(5)		31

				Credit spread, in bp		34		157

of which equity/index-related products	1,920	Option model		Correlation, in %		(87)		97

				Volatility, in %		2		157

of which credit derivatives	1,294	Discounted cash flow		Credit spread, in bp		1		5,843

				Recovery rate, in %		0		75

				Discount rate, in %		2		35

				Default rate, in %		0		25

				Loss severity, in %		0		100

				Correlation, in %		30		97

				Prepayment rate, in %		0		40

Other	2,486

of which	1,891	Market comparable		Price, in %		0		103

of which	564	Discounted cash flow		Life expectancy, in years		4		20

Trading assets	15,451

Investment securities	170	–		–		–		–

Private equity	3,855	–	[1]	–	[1]	–	[1]	–	[1]

Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]

Other equity investments	2,244

of which private	2,245

of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049

				Contingent probability, in %		50		50

of which	903	Market comparable		EBITDA multiple		2		13

Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23

Other investments	8,082

Loans	6,619

of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763

of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888

Other intangible assets (mortgage servicing rights)	43	–		–		–		–

Other assets	5,164

of which loans held-for-sale	4,463

of which	2,031	Vendor price		Price, in %		0		103

of which	328	Discounted cash flow		Credit spread, in bp		20		1,458

of which	2,009	Market comparable		Price, in %		0		115

Total level 3 assets at fair value	35,529

1 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)
2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value

CHF million, except where indicated

Customer deposits	25	–	–		–	–

Trading liabilities	5,356

of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54

			Correlation, in %		17	100

			Mean reversion, in %	[1]	(33)	5

			Prepayment rate, in %		4	45

of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70

			Prepayment rate, in %		4	22

of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97

			Skew, in %		56	128

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	4

of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843

			Discount rate, in %		2	35

			Default rate, in %		0	25

			Recovery rate, in %		0	77

			Loss severity, in %		0	100

			Correlation, in %		0	47

			Prepayment rate, in %		0	40

Short-term borrowings	124	–	–		–	–

Long-term debt	10,098

of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97

			Volatility, in %		2	157

			Buyback probability, in %	[2]	50	100

			Gap risk, in %	[3]	0	12

of which non-recourse liabilities	2,551

of which	2,255	Vendor price	Price, in %		0	103

of which	230	Market comparable	Price, in %		0	87

Other liabilities	2,847

of which failed sales	1,160

of which	646	Market comparable	Price, in %		0	100

of which	290	Discounted cash flow	Credit spread, in bp		0	1,532

Total level 3 liabilities at fair value	18,450

1 Management's best estimate of the speed at which interest rates will revert to the long-term average. 2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments. 3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions
end of 2012	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	127		38		165	0

Equity funds	52		3,810	[1]	3,862	0

Equity funds sold short	0		(111)		(111)	0

Total funds held in trading assets and liabilities	179		3,737		3,916	0

Debt funds	68		365		433	157

Equity funds	3		43		46	0

Others	4		152		156	46

Hedge funds	75		560	[2]	635	203

Debt funds	97		0		97	17

Equity funds	2,530		0		2,530	723

Real estate funds	382		0		382	131

Others	846		0		846	198

Private equity	3,855		0		3,855	1,069

Equity method investments	385		0		385	0

Total funds held in other investments	4,315		560		4,875	1,272

Total fair value	4,494	[3]	4,297	[4]	8,791	1,272	[5]

1 57% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on an annual basis with a notice period primarily of more than 60 days, 13% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days. 2 66% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 19% is redeemable on demand with a notice period primarily of less than 30 days and 11% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 1,958 million attributable to noncontrolling interests. 4 Includes CHF 107 million attributable to noncontrolling interests. 5 Includes CHF 418 million attributable to noncontrolling interests.

Fair value, unfunded commitments and term of redemption conditions (continued)
end of 2011	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	45		61		106	0

Equity funds	40		4,864	[1]	4,904	0

Equity funds sold short	0		(78)		(78)	0

Total funds held in trading assets and liabilities	85		4,847		4,932	0

Debt funds	58		268		326	219

Equity funds	4		50		54	0

Others	5		113		118	55

Hedge funds	67		431	[2]	498	274

Debt funds	9		0		9	18

Equity funds	2,973		0		2,973	952

Real estate funds	338		0		338	200

Others	823		0		823	231

Private equity	4,143		0		4,143	1,401

Equity method investments	360		0		360	0

Total funds held in other investments	4,570		431		5,001	1,675

Total fair value	4,655	[3]	5,278	[4]	9,933	1,675	[5]

1 46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 19% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, 18% is redeemable on an annual basis with a notice period primarily of more than 60 days and 17% is redeemable on a monthly basis with a notice period primarily of less than 30 days. 2 72% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on an annual basis with a notice period of more than 60 days and 10% is redeemable on demand with a notice period primarily of less than 30 days. 3 Includes CHF 2,248 million attributable to noncontrolling interests. 4 Includes CHF 91 million attributable to noncontrolling interests. 5 Includes CHF 540 million attributable to noncontrolling interests.

Nonrecurring fair value changes
Nonrecurring fair value changes
end of	2012	2011

Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)

Assets held-for-sale recorded at fair value on a nonrecurring basis	0.5	0.7

of which level 3	0.5	0.7

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
	2012			2011

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-interest-earning loans	920	3,810	(2,890)	807	3,277	(2,470)

Financial instruments (CHF million)

Interest-bearing deposits with banks	627	615	12	405	404	1

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	113,664	113,196	468	158,673	157,889	784

Loans	20,000	20,278	(278)	20,693	21,381	(688)

Other assets [1]	22,060	29,787	(7,727)	20,511	30,778	(10,267)

Due to banks and customer deposits	(531)	(493)	(38)	(610)	(620)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(108,784)	(108,701)	(83)	(136,483)	(136,396)	(87)

Short-term borrowings	(4,513)	(4,339)	(174)	(3,547)	(3,681)	134

Long-term debt	(64,774)	(66,434)	1,660	(68,036)	(77,000)	8,964

Other liabilities	(3,683)	(6,186)	2,503	(5,730)	(8,210)	2,480

1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments
	2012		2011		2010

in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Cash and due from banks	(13)	[2]	–		–

of which related to credit risk	(13)		–		–

Interest-bearing deposits with banks	12	[1]	0		11	[1]

of which related to credit risk	3		0		0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,183	[1]	1,698	[1]	1,901	[1]

Other trading assets	10	[2]	10	[2]	46	[2]

Other investments	144	[3]	196	[2]	(225)	[3]

of which related to credit risk	34		(14)		(2)

Loans	925	[1]	(1,105)	[2]	1,065	[1]

of which related to credit risk	318		(256)		707

Other assets	2,641	[1]	476	[1]	5,896	[2]

of which related to credit risk	355		(332)		589

Due to banks and customer deposits	(22)	[1]	(2)	[1]	(27)	[2]

of which related to credit risk	8		45		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(114)	[1]	(575)	[1]	(471)	[1]

Short-term borrowings	(350)	[2]	91	[2]	(51)	[2]

of which related to credit risk [4]	0		(2)		1

Long-term debt	(7,709)	[2]	2,301	[2]	(6,313)	[2]

of which related to credit risk [4]	(2,365)		1,769		166

Other liabilities	826	[2]	(286)	[2]	(232)	[2]

of which related to credit risk	912		(348)		(97)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value

end of 2012		Level 1	Level 2	Level 3	Total

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	0	69,755	27	69,782

Loans	204,551	0	206,214	4,482	210,696

Other financial assets [1]	133,498	63,519	68,568	1,680	133,767

Financial liabilities (CHF million)

Due to banks and deposits	320,208	193,288	126,798	9	320,095

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939

Short-term borrowings	10,325	0	10,328	0	10,328

Long-term debt	82,223	0	79,032	4,546	83,578

Other financial liabilities [2]	89,275	0	88,035	1,170	89,205

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Carrying value and fair value of financial instruments not carried at fair value (continued)
end of 2011	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	78,262	78,262

Loans	195,813	199,657

Other financial assets [1]	188,755	188,793

Financial liabilities (CHF million)

Due to banks and deposits	336,887	336,809

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40,076	40,076

Short-term borrowings	22,569	22,570

Long-term debt	93,317	90,017

Other financial liabilities [2]	96,497	96,497

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.